Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Credit Quality) (Details) (GECC, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 222,296	$ 238,308
Credit Quality Indicators
Credit derivative internal grouping parameter	21
Default risk [Member]
Credit Quality Indicators
Credit derivative internal grouping parameter	6
Loss given default [Member]
Credit Quality Indicators
Credit derivative internal grouping parameter	3
80% or less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	13,964	17,224
Greater than 80% to 90%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	4,187	5,130
Greater than 90%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	6,742	8,147
Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	120,535	128,145
Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	115,747	122,937
Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,320	2,265
Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,468	2,943
Non US installment and revolving credit | Score 671 or Higher
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	6,599	9,705
Non US installment and revolving credit | Score 626 to 670
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,045	3,228
Non US installment and revolving credit | Score 625 or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	1,756	2,798
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	121,476	129,269
Credit Quality Indicators
Loan To Value Ratio Of Real Estate Loans Paying In Accordance With Contractual Terms	95.00%
Commercial | Unsecured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	332	313
Commercial | Unsecured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	408	580
Commercial | Unsecured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	201	231
Commercial | Other Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	130	318
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	130	318
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Commercial | Other Financing Receivables [Member] | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	130	318
Real Estate | Owner Occupied Credit Tenant [Member] | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Real Estate | Owner Occupied Credit Tenant [Member] | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Real Estate | Owner Occupied Credit Tenant [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	0	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	100,820	109,039
Credit Quality Indicators
Percentage of customers with no metropolitan statistical area	5.00%
Consumer | Other Financing Receivables [Member] | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	5,006	6,137
Consumer | Other Financing Receivables [Member] | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	276	315
Consumer | Other Financing Receivables [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	382	501
Consumer | Non US residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	24,893	30,501
Consumer | Non US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	10,400	15,731
Credit Quality Indicators
Percentage Of US Consumer Financing Receivables Related To Sales Finance Receivables	33.00%
Consumer | US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	59,863	55,854
Credit Quality Indicators
Maximum Percentage Of Private Label Consumer Financing Receivables Located In Any Metropolitan Area	6.00%
Number Of Consumer Financing Receivable Customers Across US Including Private Label Credit Card And Sales Financing	64,000,000
Percentage Of US Consumer Financing Receivables Related To Credit Cards Loans	67.00%
Consumer | US installment and revolving credit | Score 661 or Higher
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	43,466	40,079
Consumer | US installment and revolving credit | Score 601 to 660
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	11,865	11,142
Consumer | US installment and revolving credit | Score 600 Or Less [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	4,532	4,633
Consumer | UNITED KINGDOM | Non US residential mortgages
Credit Quality Indicators
Reindexed Loan To Value Ratios Of Non US Mortgages	70.00%
Consumer | FRANCE | Non US residential mortgages
Credit Quality Indicators
Reindexed Loan To Value Ratios Of Non US Mortgages	55.00%
Percent Of Non US Mortgages With Loan To Value Ratios Greater Than 90 Percent Covered By Third Party Mortgage Insurance	21.00%
Energy Financial Services | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,555	2,978
Energy Financial Services | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,479	2,969
Energy Financial Services | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	60	9
Energy Financial Services | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	16	0
GECAS | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	8,263	9,377
GECAS | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	7,908	9,175
GECAS | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	237	50
GECAS | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	118	152
CLL Americas | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	66,746	68,686
CLL Americas | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	63,754	65,545
CLL Americas | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	1,549	1,587
CLL Americas | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	1,443	1,554
CLL International | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	42,841	46,786
CLL International | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	41,476	44,930
CLL International | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	474	619
CLL International | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	891	1,237
Total CLL | Secured Financing Receivables Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	109,587	115,472
Total CLL | Secured Financing Receivables Portfolio | Risk Level, Low
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	105,230	110,475
Total CLL | Secured Financing Receivables Portfolio | Risk Level, Medium
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	2,023	2,206
Total CLL | Secured Financing Receivables Portfolio | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 2,334	$ 2,791